Stockholders' equity (Details 3) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share attributable to Company's stockholders:
Net income from continuing operations	$ 4,672,000,000	$ 4,935,000,000	$ 5,917,000,000	$ 22,885,000,000	$ 17,407,000,000	$ 5,349,000,000
Discontinued operations, net of tax					(143,000,000)
Net income attributable to the Company's stockholders	4,672,000,000	4,935,000,000	5,917,000,000	22,885,000,000	17,264,000,000	5,349,000,000
Net income for the period adjusted	4,621,000,000	4,879,000,000	5,884,000,000	22,718,000,000	17,131,000,000	5,198,000,000
Earnings per share
Income available to preferred stockholders	1,729,000,000	1,846,000,000	2,231,000,000	8,591,000,000	17,131,000,000	5,198,000,000
Income available to common stockholders	2,834,000,000	2,972,000,000	3,579,000,000	13,842,000,000	10,353,000,000	3,082,000,000
Total (in shares)	5,112,397	5,184,445	5,201,479	5,181,093	5,245,806	5,212,406
Earnings per preferred share (in dollars per share)	$ 0.89	$ 0.93	$ 1.12	$ 4.33	$ 3.23	$ 0.97
Earnings per common share (in dollars per share)	$ 0.89	$ 0.93	$ 1.12	$ 4.33	$ 3.23	$ 0.97
Earnings per convertible note linked to preferred share (in dollars per share)	$ 1.21	$ 1.78	$ 1.61	$ 6.39	$ 4.76	$ 1.71
Earnings per convertible note linked to common share (in dollars per share)	$ 2.82	$ 1.79	$ 1.68	$ 8.15	$ 6.52	$ 2.21
Earnings per preferred share from continuing operations (in dollars per share)					$ 3.25
Earnings per common share from continuing operations (in dollars per share)					$ 3.25
Earnings per convertible notes linked to preferred share from continuing operations (in dollars per share)					$ 4.77
Earnings per convertible notes linked to common share from continuing operations (in dollars per share)					$ 6.56
Earnings per preferred share from discontinued operations (in dollars per share)					$ (0.02)
Earnings per common share from discontinued operations (in dollars per share)					$ (0.02)
Earnings per convertible notes linked to preferred share from discontinued operations (in dollars per share)					$ (0.01)
Earnings per convertible notes linked to common share from discontinued operations (in dollars per share)					$ (0.04)
Preferred Convertible note
Earnings per share attributable to Company's stockholders:
Remuneration attributed to preferred convertible notes	(15,000,000)	(40,000,000)	(23,000,000)	(97,000,000)	(72,000,000)	(58,000,000)
Earnings per share
Income available to convertible notes	42,000,000	44,000,000	53,000,000	205,000,000	153,000,000	75,000,000
Weighted average number of shares outstanding	1,937,910	1,986,461	1,997,276	1,984,030	2,035,783	2,030,700
Weighted Average Number of Shares, Treasury Stock	47,285	47,285	47,285	47,285	47,285	77,580
Common Convertible notes
Earnings per share attributable to Company's stockholders:
Remuneration attributed to common convertible notes	(36,000,000)	(16,000,000)	(10,000,000)	(70,000,000)	(61,000,000)	(93,000,000)
Earnings per share
Income available to convertible notes	$ 16,000,000	$ 17,000,000	$ 21,000,000	$ 80,000,000	$ 59,000,000	$ 73,000,000
Weighted average number of shares outstanding	3,174,487	3,197,984	3,204,203	3,197,063	3,210,023	3,181,706
Weighted Average Number of Shares, Treasury Stock	18,416	18,416	18,416	18,416	18,416	74,998